Fees Summary	Aug. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,615,000.00
Previously Paid Amount	0.00
Total Fee Amount	976.38
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 976.38
Narrative - Max Aggregate Offering Price	$ 6,615,000.00
Final Prospectus	true